Derivatives and Hedge Accounting Activities (Gains and Losses on Derivatives in Cash Flow Hedging Relationships) (Detail) - Cash Flow Hedges - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]	$ 89		$ 21		$ (320)
Amount of Gain (Loss) Reclassified From AOCI to Income		(57)		(61)		(302)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]	855		135		(332)
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]	80		17		(37)
Amount of Gain (Loss) Reclassified From AOCI to Income		(2)		(3)		(2)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]	854		130		(338)
Commodity
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]					0
Amount of Gain (Loss) Reclassified From AOCI to Income				(1)	[3]	23
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]					0
Commodity | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]					0
Amount of Gain (Loss) Reclassified From AOCI to Income						0
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]					0
Commodity | Operating Revenue
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income						25
Commodity | Purchased Gas
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income						(4)
Commodity | Discontinued operations
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income						2
Interest rate
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]	89	[4]	21	[4]	(309)
Amount of Gain (Loss) Reclassified From AOCI to Income		(57)	[4]	(60)	[4]	(319)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]	855	[4]	135	[4]	(332)
Interest rate | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]	80	[4]	17	[4]	(37)
Amount of Gain (Loss) Reclassified From AOCI to Income		(2)	[4]	(3)	[4]	(2)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]	$ 854	[4]	$ 130	[4]	(338)
Interest rate | Discontinued operations
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income						(236)
Interest rate | Interest and Related Charges
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income						(83)
Interest rate | Interest and Related Charges | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]					(37)
Amount of Gain (Loss) Reclassified From AOCI to Income						(2)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]					(338)
Foreign currency exchange rate
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1],[5]					(11)
Amount of Gain (Loss) Reclassified From AOCI to Income	[5]					(6)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2],[5]					0
Foreign currency exchange rate | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2],[5]					$ 0

[1]	Amounts deferred into AOCI have no associated effect in the Companies' Consolidated Statements of Income.
[2]	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in the Companies' Consolidated Statements of Income.
[3]	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in purchased gas.
[4]	Amounts recorded in the Companies' Consolidated Statements of Income are classified in interest and related charges.
[5]	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in discontinued operations.